[STRONG LOGO]

RECENT PROSPECTUS UPDATE


PLEASE FILE THIS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT WITH YOUR RECORDS. THE DATE OF THIS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT IS APRIL 11, 2001. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.


THE STRONG INTERNATIONAL FUNDS                           THE STRONG CASH MANAGEMENT FUNDS - INSTITUTIONAL CLASS

Strong Asia Pacific Fund                                 Strong Heritage Money Fund
Strong Foreign Majormarketssm Fund                       Strong Advantage Fund
Strong International Stock Fund                          Strong Municipal Advantage Fund
Strong Overseas Fund
                                                         THE STRONG INCOME FUNDS - INVESTOR CLASS
THE STRONG GROWTH AND INCOME FUNDS - INVESTOR CLASS
                                                         Strong Corporate Bond Fund
Strong American Utilities Fund                           Strong Government Securities Fund
Strong Balanced Fund                                     Strong High-Yield Bond Fund
Strong Blue Chip 100 Fund                                Strong International Bond Fund
Strong Energy Fund                                       Strong Short-Term Bond Fund
Strong Growth And Income Fund                            Strong Short-Term High Yield Bond Fund

THE STRONG GROWTH AND INCOME FUNDS - ADVISOR CLASS
                                                         THE STRONG INCOME FUNDS - ADVISOR CLASS
Strong Blue Chip 100 Fund
Strong Growth And Income Fund                            Strong Corporate Bond Fund
                                                         Strong Government Securities Fund
STRONG GROWTH AND INCOME FUND - INSTITUTIONAL CLASS      Strong High-Yield Bond Fund
                                                         Strong Short-Term Bond Fund
                                                         Strong Short-Term High Yield Bond Fund
THE STRONG CASH MANAGEMENT FUNDS - INVESTOR CLASS
                                                         THE STRONG INCOME FUNDS - INSTITUTIONAL CLASS
Strong Heritage Money Fund
Strong Investors Money Fund                              Strong Corporate Bond Fund
Strong Money Market Fund                                 Strong Government Securities Fund
Strong Municipal Money Market Fund                       Strong Short-Term Bond Fund
Strong Tax-Free Money Fund
Strong Advantage Fund                                    THE STRONG MUNICIPAL INCOME FUNDS - INVESTOR CLASS
Strong Municipal Advantage Fund
                                                         Strong High-Yield Municipal Bond Fund
THE STRONG MONEY MARKET FUNDS - INVESTOR CLASS           Strong Municipal Bond Fund
                                                         Strong Short-Term High Yield Municipal Fund
Strong Heritage Money Fund                               Strong Short-Term Municipal Bond Fund
Strong Money Market Fund
Strong Municipal Money Market Fund                       THE STRONG MUNICIPAL INCOME FUNDS - ADVISOR CLASS

THE STRONG ADVANTAGE FUNDS - ADVISOR CLASS               Strong High-Yield Municipal Bond Fund
                                                         Strong Municipal Bond Fund
Strong Advantage Fund                                    Strong Short-Term High Yield Municipal Fund
Strong Municipal Advantage Fund                          Strong Short-Term Municipal Bond Fund

STRONG HERITAGE MONEY FUND - ADVISOR CLASS               THE STRONG MUNICIPAL INCOME FUNDS - INSTITUTIONAL CLASS

                                                         Strong Municipal Bond Fund
                                                         Strong Short-Term Municipal Bond Fund


SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MARCH 1, 2001.

                                                          (CONTINUED ON REVERSE)

STRONG BALANCED STOCK FUND (FORMERLY, STRONG SCHAFER BALANCED FUND)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2001.

STRONG ENDEAVOR FUND - INVESTOR CLASS
STRONG WISCONSIN TAX-FREE FUND - INVESTOR CLASS

SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 6, 2001.

NAME CHANGE AND RELATED MATTERS (STRONG BLUE CHIP 100 FUND)

Effective May 1, 2001, the name of the Strong Blue Chip 100 Fund is the Strong Blue Chip Fund. In association with this change, the Fund's principal investment strategy in the Fund's prospectuses, except for the paragraph describing the Fund's temporary defensive position, is deleted in its entirety and replaced with the following:


         The STRONG BLUE CHIP FUND invests, under normal conditions, 80% of its assets in well-known, established, large-capitalization companies. These blue chip stocks generally tend to pay higher dividends than medium- and small-capitalization stocks. The manager focuses on those companies that the fund's manager believes offer greater return potential. To a limited extent, the fund may also invest in dollar-denominated foreign securities. The manager may sell a holding when it no longer offers attractive growth prospects.

In the Fund's statement of additional information, the section titled Strong Blue Chip 100 Fund under Investment Policies and Techniques on page 7 is deleted in its entirety and replaced with the following:

         STRONG BLUE CHIP FUND

o Under normal conditions, the Fund will invest at least 80% of its net assets in well-known, established, large-capitalization companies as determined by the Fund's manager (collectively, "Blue Chip Companies").
o Generally, the Fund will not have a position in any company greater than 5% of the Fund's net assets.
o The Fund typically maintains representation in as many market sectors as possible, but may concentrate in any sectors represented by the Blue Chip Companies.
o The Advisor intends to frequently review the list of the Blue Chip Companies in which the Fund invests and update the list when necessary.
o The Fund may invest in dollar-denominated foreign securities to the extent that they are issued by Blue Chip Companies.
o When the Advisor determines that market, economic, or political conditions warrant a temporary defensive position, the Fund may invest without limitation in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments).

In addition, the following paragraphs in the Fund's statement of additional information are now applicable to the Fund: (1) Depositary Receipts, (2) Foreign Investment Companies, (3) Foreign Securities, (4) High-Yield (High-Risk) Securities, (5) Mortgage- and Asset-Backed Debt Securities, (6) Municipal Obligations, (7) Participation Interests, (8) Reverse Repurchase Agreements and Mortgage Dollar Rolls, (9) Standby Commitments, and (10) When-Issued and Delayed-Delivery Securities.

LARGE CAP GROWTH FUND REFERENCES DELETED FROM GROWTH AND INCOME FUNDS' SAI Effective May 1, 2001, all references to the Large Cap Growth Fund in its statement of additional information are deleted.

ANNUAL OPERATING EXPENSES
The Annual Fund Operating Expenses table and the Example in The Strong Growth and Income Funds- Investor Class prospectus are deleted in their entirety and replaced with the following:
                                                        (CONTINUED ON NEXT PAGE)

[STRONG LOGO]

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                   TOTAL ANNUAL FUND
FUND                         MANAGEMENT FEES            OTHER EXPENSES             OPERATING EXPENSES
---------------------------- -------------------------- -------------------------- --------------------------
American Utilities           0.50%                      0.52%                      1.02%
Balanced                     0.55%                      0.51%                      1.06%
Blue Chip 100                0.50%                      0.65%(1)                   1.15%
Energy                       0.75%                      1.17%(1)                   1.92%
Growth and Income            0.55%                      0.59%(1)                   1.14%

(1)OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND                                 1 YEAR             3 YEARS            5 YEARS        10 YEARS
------------------------------------ ------------------ ------------------ -------------- -------------------
American Utilities                   $104               $325               $563           $1,248
Balanced                             $108               $337               $585           $1,294
Blue Chip 100                        $117               $365               $633           $1,398
Energy                               $195               $603               $1,037         $2,243
Growth and Income                    $116               $362               $628           $1,386

The Annual Fund Operating Expenses table and the Example in The Strong Growth and Income Funds-Advisor Class prospectus are deleted in their entirety and replaced with the following:


                                                                                           TOTAL ANNUAL FUND
FUND                     MANAGEMENT FEES       12B-1 FEES               OTHER EXPENSES(1)  OPERATING EXPENSES
------------------------ --------------------- ------------------------ ------------------ ----------------------
Blue Chip 100            0.50%                 0.25%                    0.61%              1.36%
Growth and Income        0.55%                 0.25%                    0.56%              1.36%

(1)OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND                                 1 YEAR             3 YEARS            5 YEARS        10 YEARS
------------------------------------ ------------------ ------------------ -------------- -------------------
Blue Chip 100                        $138               $431               $745           $1,635
Growth and Income                    $138               $431               $745           $1,635

                                                          (CONTINUED ON REVERSE)

The Annual Operating Expenses table and the Example in The Strong International Funds prospectus are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                       TOTAL ANNUAL FUND
FUND                               MANAGEMENT FEES           OTHER EXPENSES           OPERATING EXPENSES
------------------------------ ------------------------ -------------------------- --------------------------
Asia Pacific                            1.00%                    0.73%(1)                    1.73%
Foreign MajorMarketsSM                  1.00%                    1.00%                       2.00%
International Stock                     1.00%                    0.70%(1)                    1.70%
Overseas                                1.00%                    0.83%(1)                    1.83%(2)

(1) OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2)TOTAL OPERATING EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL OPERATING EXPENSES FOR THE OVERSEAS FUND WERE 1.79%. WE CAN TERMINATE WAIVERS AND ABSORPTIONS FOR THIS FUND AT ANY TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                           1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------ ----------- ----------- ----------- ------------
Asia Pacific                   $176        $545        $939        $2,041
Foreign MajorMarketsSM         $203        $627        $1,078      $2,327
International Stock            $173        $536        $923        $2,009
Overseas                       $186        $576        $990        $2,148

BREAKPOINT FEES (WISCONSIN TAX-FREE FUND)
The fee table on page 6 of the Fund's prospectus is deleted and replaced with the following:

AVERAGE DAILY NET ASSETS                          ANNUAL MANAGEMENT FEE RATE
------------------------------------------------- ------------------------------
Under $4 billion                                               0.37%
At least $4 billion but less than $6 billion                   0.345%
$6 billion and over                                            0.32%

The fee table on page 29 of the Fund's statement of additional information is deleted and replaced with the following:

---------------------------------------- ---------------------------------------- --------------------------
FUND                                     AVERAGE DAILY NET ASSETS                 ANNUAL RATE
---------------------------------------- ---------------------------------------- --------------------------
Wisconsin Tax-Free Fund                  Under $4 billion                         0.37%
                                         At least $4  billion  but less  than $6  0.345%
                                         billion                                  0.32%
                                         $6 billion and over
---------------------------------------- ---------------------------------------- --------------------------

SHAREHOLDER MEETING
On April 5, 2001, the Board of Directors approved submitting for shareholder vote the items described below (except Strong International Bond Fund). In late May 2001, the Funds' shareholders will be sent a Notice of Annual Meeting and Proxy Statement explaining the items on which the shareholders will vote and notifying them of the record date and the time, date, and location of the shareholder meeting.

o    Election of the Board of Directors.

o Approval of a revised investment advisory agreement with Strong Capital Management, Inc., the Funds' current investment advisor, that reflects the following (except Strong Wisconsin Tax-Free and Strong Endeavor Funds):

                                                        (CONTINUED ON NEXT PAGE)

[STRONG LOGO]

1. The addition of breakpoints, under which the management fee will decrease by 0.025% on Fund net assets equal to or greater than $4 billion and will decrease by an additional 0.025% on Fund net assets equal to or greater than $6 billion (Strong Advantage, Strong American Utilities, Strong Asia Pacific, Strong Balanced Stock, Strong Corporate Bond, Strong Energy, Strong Foreign MajorMarketsSM, Strong Government Securities, Strong High-Yield Bond, Strong High-Yield Municipal Bond, Strong International Stock, Strong Municipal Advantage, Strong Municipal Bond, Strong Overseas, Strong Short-Term Bond, Strong Short-Term High Yield Bond, Strong Short-Term High Yield Municipal, and Strong Short-Term Municipal Bond Funds only).

2. A reduction in the management fee as shown below (a corresponding administration fee will be added under a new administration agreement as described below in Fund Administration Fees):

- From 0.50% to 0.15% (Strong Investors Money, Strong Money Market, Strong Municipal Money Market, and Strong Tax-Free Money Funds only).

- From 1.00% to 0.75% (Strong Asia Pacific, Strong Balanced Stock, Strong Foreign MajorMarketsSM, Strong International Stock, and Strong Overseas Funds only).

3. Removal of a 2% expense cap, which had been included in the current advisory agreement under a state law requirement that has since been repealed (except Strong Tax-Free Money Fund, which does not have a 2% expense cap in its current advisory agreement).

o Ratification of PricewaterhouseCoopers LLP as the Fund's independent auditors.

If approved by the shareholders, the new advisory agreement will be effective July 21, 2001.

FUND ADMINISTRATION FEES
Effective July 21, 2001, each Fund will sign a new administration agreement, under which Strong Capital Management, Inc., the Funds' current administrator, will provide or make provision for administrative services to the Fund, which were previously performed under the advisory agreement (Strong Asia Pacific, Strong Balanced Stock, Strong Foreign MajorMarketsSM, Strong International Stock, Strong Investors Money, Strong Money Market, Strong Municipal Money Market, Strong Overseas, and Strong Tax-Free Money Funds only).

Whether or not shareholders approve the revised advisory agreement, the management fee will be reduced by and a new administration fee will be added in the amount of 0.35% for the Strong Investors Money, Strong Money Market, Strong Municipal Money Market, and Strong Tax-Free Money Funds and 0.25% for the Strong Asia Pacific, Strong Balanced Stock, Strong Foreign MajorMarketsSM, Strong
International Stock, and Strong Overseas Funds. However, if the shareholders approve the revised advisory agreement, the above administration fee will be increased by 0.02%, to 0.37%, for the Strong Investors Money, Strong Money Market, Strong Municipal Money Market, and Strong Tax-Free Money Funds and by 0.05%, to 0.30% for the Strong Asia Pacific, Strong Balanced Stock, Strong Foreign MajorMarketsSM, Strong International Stock, and Strong Overseas Funds.

Except as provided below, effective July 21, 2001, the fee for Investor Class shares and Advisor Class shares, if any, under the current administration agreement will increase from:

o 0.25% to 0.30% for the Strong American Utilities, Strong Balanced, Strong Blue Chip 100, Strong Energy, and Strong Growth and Income Funds.

o 0.25% to 0.28% for the Strong Corporate Bond, Strong Government Securities, Strong High-Yield Bond, Strong High-Yield Municipal Bond, Strong Municipal Bond, Strong Short-Term Bond, Strong Short-Term High Yield Bond, Strong Short-Term High Yield Municipal, and Strong Short-Term Municipal Bond Funds.

o    0.30% to 0.33% for the  Strong  Advantage  and Strong  Municipal  Advantage
     Funds.

o    0.35% to 0.37% for the Strong Heritage Money Fund.

The fee for Investor Class shares will not increase if shareholders do not approve the revised advisory agreement.

                                                          (CONTINUED ON REVERSE)

TRANSFER AGENT FEES
Effective May 21, 2001, the annual open account fee for Investor Class shares payable to each Fund's transfer agent will increase from $21.75 to $27.00 (Strong American Utilities, Strong Asia Pacific, Strong Balanced, Strong Balanced Stock, Strong Blue Chip 100, Strong Energy, Strong Foreign MajorMarketsSM, Strong Growth and Income, Strong International Stock, and Strong Overseas Funds only).

LOW BALANCE ACCOUNT FEES
Effective September 2001, the Low Balance Account Fee disclosure in each Fund's Investor Class prospectus and the International Funds' prospectus is deleted in its entirety and replaced with the following:

         LOW BALANCE ACCOUNT FEE
         Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to (1) any retirement accounts or (2) shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum. The effective date of this policy is September 2001.

FUND AND CLASS CLOSINGS
Effective April 6, 2001, the Strong International Bond Fund and the Advisor and Institutional Classes of the Strong High-Yield Municipal Bond, Strong Municipal Bond, Strong Short-Term High Yield Municipal, and Strong Short-Term Municipal Bond Funds were closed to new investors. After close of the market on May 11, 2001, for non-retirement accounts, and after close of the market on July 2, 2001, for retirement accounts, the Fund and Classes will no longer accept additional investments by current shareholders, except for reinvested dividends. For investors who are currently using the Fund or Classes as part of an automatic investment plan, payroll direct-deposit program, or company-sponsored retirement plan, we will contact you shortly to make alternative arrangements.

NAME CHANGE (STRONG BALANCED STOCK FUND)
On January 26, 2001, the Board of Directors of the Strong Schafer Balanced Fund approved a change in the name of the Strong Schafer Balanced Fund. Therefore, effective March 12, 2001, the Fund's name was changed to the Strong Balanced
Stock Fund. Strong Capital Management, Inc., the Fund's investment advisor, anticipates that the name change will not result in any material change to the Fund's portfolio composition or in the manner in which the Fund is managed. In addition, the Strong Balanced Stock Fund is a series of the Strong Schafer Funds, Inc. (Corporation) and consistent with the Fund's name change, the Corporation's name was changed to the Strong Balanced Stock Fund, Inc.